Offsets	Nov. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VinFast Auto Ltd.
Form or Filing Type	F-1
File Number	333-274475
Initial Filing Date	Sep. 12, 2023
Filing Date	Sep. 21, 2023
Fee Offset Claimed	$ 4,208.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares underlying warrants
Unsold Securities Associated with Fee Offset Claimed	3,320,822
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 38,189,453.00
Fee Paid with Fee Offset Source	$ 4,208.48
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VinFast Auto Ltd.
Form or Filing Type	F-1
File Number	333-274475
Initial Filing Date	Sep. 12, 2023
Filing Date	Sep. 21, 2023
Fee Offset Claimed	$ 65,013.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares
Unsold Securities Associated with Fee Offset Claimed	34,929,486
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 589,959,018.54
Fee Paid with Fee Offset Source	$ 53,914.98
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VinFast Auto Ltd.
Form or Filing Type	F-1
File Number	333-278293
Initial Filing Date	Mar. 28, 2024
Filing Date	Mar. 28, 2024
Fee Offset Claimed	$ 3,522.92
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares
Unsold Securities Associated with Fee Offset Claimed	5,100,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 23,868,000.00
Fee Paid with Fee Offset Source	$ 3,522.92